Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 3.4%
Charter Hall Group	14,685	172,173
Cromwell Property Group	145,213	32,773
Dexus	40,486	182,850
Goodman Group	13,909	295,013
GPT Group	56,081	173,645
Mirvac Group	236,200	351,913
Region RE Ltd.	44,981	68,750
Scentre Group	215,119	509,338
Stockland	121,566	428,136
Vicinity Ltd.	191,739	304,521
		2,519,112

Belgium 0.4%
Aedifica SA	949	71,738
Cofinimmo SA	1,558	134,230
Warehouses De Pauw CVA	2,981	72,725
		278,693

Brazil 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	19,000	82,950

Canada 2.4%
Allied Properties Real Estate Investment Trust	8,567	98,508
Altus Group Ltd.	305	12,112
Artis Real Estate Investment Trust	8,975	47,022
Boardwalk Real Estate Investment Trust	809	41,306
Canadian Apartment Properties REIT	5,770	188,192
Choice Properties Real Estate Investment Trust	9,450	103,083
Colliers International Group, Inc.	806	97,224
Crombie Real Estate Investment Trust	7,988	86,204
CT Real Estate Investment Trust	3,218	37,307
Dream Industrial Real Estate Investment Trust	6,249	50,908
First Capital Real Estate Investment Trust	11,964	154,743
FirstService Corp.	835	146,362
Granite Real Estate Investment Trust	1,324	67,823
H&R Real Estate Investment Trust	26,072	198,150
Killam Apartment Real Estate Investment Trust	4,103	58,181
NorthWest Healthcare Properties Real Estate Investment Trust	15,749	55,314
RioCan Real Estate Investment Trust	19,749	249,534
SmartCentres Real Estate Investment Trust	5,702	107,446
		1,799,419

China 8.2%
Agile Group Holdings Ltd. *	2,947,000	160,021
A-Living Smart City Services Co. Ltd.	249,000	88,025
C&D International Investment Group Ltd.	60,719	108,669
SECURITY	NUMBER OF SHARES	VALUE ($)
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	53,300	64,020
China Resources Land Ltd.	363,500	1,177,469
China Resources Mixc Lifestyle Services Ltd.	2,800	13,234
China Vanke Co. Ltd., A Shares *	416,900	382,651
China Vanke Co. Ltd., H Shares *	755,100	490,770
CIFI Holdings Group Co. Ltd. *(a)	4,468,000	138,457
Country Garden Services Holdings Co. Ltd.	334,900	284,064
Gemdale Corp., A Shares	155,800	82,930
Greenland Holdings Corp. Ltd., A Shares *	204,500	47,078
Greentown China Holdings Ltd.	183,500	221,382
Greentown Service Group Co. Ltd.	118,000	62,516
Guangzhou R&F Properties Co. Ltd., H Shares *	1,832,622	227,220
Hopson Development Holdings Ltd. *	324,000	125,260
KE Holdings, Inc., ADR	21,313	393,438
Longfor Group Holdings Ltd.	620,500	770,737
Midea Real Estate Holding Ltd. *	71,800	34,669
Onewo, Inc., H Shares	16,400	42,149
Poly Developments & Holdings Group Co. Ltd., A Shares	221,200	248,379
Red Star Macalline Group Corp. Ltd., H Shares *	67,600	11,922
Seazen Group Ltd. *	1,390,000	341,860
Seazen Holdings Co. Ltd., A Shares *	34,500	60,046
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	229,100	75,130
Shui On Land Ltd.	1,365,500	107,712
Sunac China Holdings Ltd. *(a)	1,897,000	332,781
Zhuhai Huafa Properties Co. Ltd., A Shares	30,800	20,910
		6,113,499

France 2.5%
Altarea SCA	312	36,428
Carmila SA *	4,047	85,769
Covivio SA	2,992	179,519
Gecina SA	2,130	234,451
ICADE	5,581	153,228
Klepierre SA	9,743	381,415
Mercialys SA	6,591	82,804
Nexity SA *	18,609	211,631
Pierre Et Vacances SA *	7,119	11,578
Unibail-Rodamco-Westfield *	4,947	469,174
		1,845,997

Germany 1.9%
LEG Immobilien SE	2,346	199,188
TAG Immobilien AG	9,930	167,860
Vonovia SE	33,009	1,081,524
		1,448,572

Guernsey 0.1%
Sirius Real Estate Ltd.	35,245	45,380

Hong Kong 11.0%
China Jinmao Holdings Group Ltd.	2,563,000	347,645
China Overseas Grand Oceans Group Ltd.	741,000	160,889

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Overseas Land & Investment Ltd.	856,500	1,431,001
CK Asset Holdings Ltd.	185,950	768,112
Fortune Real Estate Investment Trust	109,000	62,078
Hang Lung Group Ltd.	130,000	186,438
Hang Lung Properties Ltd.	149,697	117,892
Henderson Land Development Co. Ltd.	68,866	214,922
Hongkong Land Holdings Ltd.	71,727	370,520
Hysan Development Co. Ltd.	53,500	87,903
Jiayuan International Group Ltd. *(b)	534,000	0
Kerry Properties Ltd.	101,500	243,344
Link REIT	98,400	520,756
New World Development Co. Ltd. *(a)	712,460	433,121
Poly Property Group Co. Ltd.	865,000	157,011
Shanghai Industrial Holdings Ltd.	116,000	184,604
Shenzhen Investment Ltd.	700,000	66,807
Shinsun Holdings Group Co. Ltd. *(b)	1,290,000	0
Sino Land Co. Ltd.	182,204	183,688
Sun Hung Kai Properties Ltd.	126,842	1,362,495
Swire Pacific Ltd., A Shares	55,500	472,774
Swire Pacific Ltd., B Shares	105,000	140,959
Swire Properties Ltd.	54,800	120,057
Wharf Holdings Ltd.	51,000	135,414
Wharf Real Estate Investment Co. Ltd.	105,400	262,822
Yuexiu Property Co. Ltd.	323,359	179,928
		8,211,180

Israel 0.5%
Alony Hetz Properties & Investments Ltd.	8,088	68,584
Ashtrom Group Ltd.	2,729	44,172
Azrieli Group Ltd.	762	58,264
Elco Ltd.	1,394	70,059
G City Ltd.	15,293	53,793
Melisron Ltd.	463	43,283
Mivne Real Estate KD Ltd.	19,301	59,006
		397,161

Japan 11.7%
Activia Properties, Inc.	84	67,076
Advance Residence Investment Corp.	84	86,306
Aeon Mall Co. Ltd.	10,800	215,026
AEON REIT Investment Corp.	92	79,927
Daito Trust Construction Co. Ltd.	6,970	785,128
Daiwa House REIT Investment Corp.	82	136,494
Daiwa Office Investment Corp.	26	54,458
Daiwa Securities Living Investments Corp.	81	52,919
Frontier Real Estate Investment Corp.	100	57,245
GLP J-Reit	123	108,501
Heiwa Real Estate Co. Ltd.	1,300	40,148
Hulic Co. Ltd.	29,000	293,629
Industrial & Infrastructure Fund Investment Corp.	77	63,048
Invincible Investment Corp.	127	54,042
Japan Excellent, Inc.	61	55,360
Japan Hotel REIT Investment Corp.	103	53,377
Japan Logistics Fund, Inc.	85	54,013
Japan Metropolitan Fund Invest	287	196,470
Japan Prime Realty Investment Corp.	36	89,821
Japan Real Estate Investment Corp.	243	197,297
Japan Wool Textile Co. Ltd.	8,200	84,954
KDX Realty Investment Corp.	77	81,122
Leopalace21 Corp.	4,500	20,235
Mitsubishi Estate Co. Ltd.	70,900	1,288,535
Mitsui Fudosan Co. Ltd.	153,000	1,465,355
Nippon Accommodations Fund, Inc.	73	58,259
Nippon Building Fund, Inc.	254	232,129
Nippon Prologis REIT, Inc.	189	100,978
Nomura Real Estate Holdings, Inc.	49,600	290,439
SECURITY	NUMBER OF SHARES	VALUE ($)
Nomura Real Estate Master Fund, Inc.	187	187,774
NTT UD REIT Investment Corp.	61	55,610
Orix JREIT, Inc.	112	139,211
Relo Group, Inc.	5,900	70,350
Sekisui House Reit, Inc.	141	75,521
Starts Corp., Inc.	4,200	123,294
Sumitomo Realty & Development Co. Ltd.	18,600	712,508
Token Corp.	1,500	139,381
Tokyo Tatemono Co. Ltd.	15,000	265,675
Tokyu Fudosan Holdings Corp.	61,500	448,089
United Urban Investment Corp.	123	129,088
		8,708,792

Jersey 0.3%
International Workplace Group PLC	87,317	226,906

Luxembourg 0.4%
Aroundtown SA *	72,505	230,530
Grand City Properties SA *	3,860	49,017
		279,547

Mexico 0.6%
Corp. Inmobiliaria Vesta SAB de CV	3,494	10,073
FIBRA Macquarie Mexico	34,990	57,457
Fibra Uno Administracion SA de CV	240,162	337,906
Prologis Property Mexico SA de CV	4,424	16,936
		422,372

Netherlands 0.4%
CTP NV	972	18,503
Eurocommercial Properties NV	2,540	79,069
NEPI Rockcastle NV *	25,185	193,679
		291,251

Philippines 0.8%
Alliance Global Group, Inc.	465,000	69,506
Ayala Corp.	19,440	202,207
Ayala Land, Inc.	334,232	137,620
Megaworld Corp.	1,500,000	48,088
Robinsons Land Corp. *	61,500	14,391
SM Prime Holdings, Inc.	294,500	119,025
		590,837

Singapore 1.4%
CapitaLand Ascendas REIT	102,888	211,148
CapitaLand Ascott Trust	99,180	65,682
CapitaLand Integrated Commercial Trust	119,875	194,170
City Developments Ltd.	39,800	149,121
Frasers Logistics & Commercial Trust	89,000	54,883
Mapletree Industrial Trust	52,444	78,443
Mapletree Logistics Trust	90,031	77,527
Mapletree Pan Asia Commercial Trust	77,627	71,075
UOL Group Ltd.	38,980	172,394
		1,074,443

South Africa 0.8%
Fortress Real Estate Investments Ltd., Class B	41,417	46,539
Growthpoint Properties Ltd.	309,366	232,267
Hyprop Investments Ltd.	28,350	69,367
Redefine Properties Ltd.	578,818	150,639

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Resilient REIT Ltd.	13,041	44,615
Vukile Property Fund Ltd.	43,737	48,774
		592,201

Spain 0.4%
Inmobiliaria Colonial Socimi SA	12,618	87,859
Merlin Properties Socimi SA	14,668	181,724
		269,583

Sweden 0.8%
Castellum AB	13,379	166,168
Corem Property Group AB, B Shares	42,315	22,494
Fabege AB	7,117	61,356
Fastighets AB Balder, B Shares *	10,813	75,815
Pandox AB	1,835	30,778
Sagax AB, B Shares	2,017	44,172
Samhallsbyggnadsbolaget i Norden AB	172,640	101,326
Wihlborgs Fastigheter AB	6,751	67,874
		569,983

Switzerland 0.9%
Allreal Holding AG	606	138,702
Mobimo Holding AG	217	84,024
PSP Swiss Property AG	806	141,864
Swiss Prime Site AG	2,349	334,058
		698,648

Taiwan 0.1%
Huaku Development Co. Ltd.	14,800	55,323
Ruentex Development Co. Ltd.	34,273	33,911
		89,234

Thailand 0.6%
3BB Internet Infrastructure Fund *	354,600	64,756
Central Pattana PCL NVDR	80,900	111,740
Land & Houses PCL NVDR	754,111	92,250
Pruksa Holding PCL NVDR	155,800	20,788
Sansiri PCL NVDR	1,476,383	60,244
Supalai PCL NVDR	154,182	67,954
		417,732

United Arab Emirates 1.3%
Aldar Properties PJSC	53,727	121,458
Emaar Development PJSC	38,687	141,081
Emaar Properties PJSC	207,283	742,270
		1,004,809

United Kingdom 2.1%
Assura PLC	91,292	60,765
Big Yellow Group PLC	4,304	57,877
British Land Co. PLC	36,283	191,153
Cushman & Wakefield PLC *	20,407	204,682
Derwent London PLC	3,305	87,857
Grainger PLC	24,903	74,709
Land Securities Group PLC	31,743	271,058
LondonMetric Property PLC	18,178	49,355
Primary Health Properties PLC	42,174	57,164
Safestore Holdings PLC	6,821	60,432
Savills PLC	12,375	162,550
Segro PLC	19,366	182,122
SECURITY	NUMBER OF SHARES	VALUE ($)
Tritax Big Box REIT PLC	36,969	73,251
UNITE Group PLC	5,803	67,449
		1,600,424

United States 46.2%
Acadia Realty Trust	3,237	62,345
Agree Realty Corp.	1,260	94,878
Alexander & Baldwin, Inc.	4,761	85,270
Alexandria Real Estate Equities, Inc.	5,229	367,024
American Assets Trust, Inc.	2,671	53,260
American Healthcare REIT, Inc.	693	24,213
American Homes 4 Rent, Class A	6,281	237,736
American Tower Corp.	9,829	2,109,795
Americold Realty Trust, Inc.	11,367	188,351
Anywhere Real Estate, Inc. *	16,479	57,512
Apple Hospitality REIT, Inc.	12,767	147,970
AvalonBay Communities, Inc.	3,225	666,833
Brandywine Realty Trust	7,098	30,025
Brixmor Property Group, Inc.	11,353	288,480
Broadstone Net Lease, Inc.	5,496	87,441
BXP, Inc.	8,628	580,923
Camden Property Trust	2,908	341,661
CareTrust REIT, Inc.	1,926	55,392
CBRE Group, Inc., Class A *	13,747	1,718,650
Centerspace	174	11,092
Claros Mortgage Trust, Inc.	15,410	39,604
Compass, Inc., Class A *	29,111	172,046
COPT Defense Properties	5,357	147,050
CoStar Group, Inc. *	2,613	192,212
Cousins Properties, Inc.	6,957	195,283
Crown Castle, Inc.	15,754	1,580,914
CubeSmart	4,878	208,583
Curbline Properties Corp.	2,214	50,236
DiamondRock Hospitality Co.	13,634	104,164
Digital Realty Trust, Inc.	6,797	1,165,821
Diversified Healthcare Trust	12,531	39,222
Douglas Emmett, Inc.	12,559	178,715
Easterly Government Properties, Inc.	2,125	46,176
EastGroup Properties, Inc.	658	111,564
Elme Communities	4,073	65,412
Empire State Realty Trust, Inc., Class A	9,795	75,030
EPR Properties	3,635	202,433
Equinix, Inc.	1,411	1,254,125
Equity LifeStyle Properties, Inc.	3,513	223,321
Equity Residential	11,026	773,364
Essential Properties Realty Trust, Inc.	1,924	62,530
Essex Property Trust, Inc.	1,504	426,986
eXp World Holdings, Inc.	9,254	78,844
Extra Space Storage, Inc.	2,630	397,524
Federal Realty Investment Trust	2,415	230,584
First Industrial Realty Trust, Inc.	2,637	130,347
Four Corners Property Trust, Inc.	2,000	55,220
Gaming & Leisure Properties, Inc.	6,445	300,981
Global Net Lease, Inc.	11,965	92,848
Healthcare Realty Trust, Inc.	13,583	196,953
Healthpeak Properties, Inc.	22,394	389,880
Highwoods Properties, Inc.	6,818	202,495
Host Hotels & Resorts, Inc.	35,669	552,513
Howard Hughes Holdings, Inc. *	737	50,344
Hudson Pacific Properties, Inc.	43,656	81,200
Independence Realty Trust, Inc.	4,318	80,272
Innovative Industrial Properties, Inc.	201	11,099
InvenTrust Properties Corp.	2,362	66,349
Invitation Homes, Inc.	13,279	447,502
Iron Mountain, Inc.	6,844	675,571
JBG SMITH Properties	9,916	169,564
Jones Lang LaSalle, Inc. *	4,119	917,301
Kennedy-Wilson Holdings, Inc.	8,727	55,591

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kilroy Realty Corp.	6,864	221,021
Kimco Realty Corp.	17,317	368,159
Kite Realty Group Trust	5,110	113,033
Lamar Advertising Co., Class A	2,602	313,645
Lineage, Inc.	438	18,698
LTC Properties, Inc.	1,354	47,918
LXP Industrial Trust	11,955	102,574
Macerich Co.	13,099	211,942
Marcus & Millichap, Inc.	1,750	50,417
McGrath RentCorp	918	103,165
Medical Properties Trust, Inc. (a)	66,653	304,604
Mid-America Apartment Communities, Inc.	3,320	520,078
National Health Investors, Inc.	1,158	83,967
National Storage Affiliates Trust	1,919	66,014
Newmark Group, Inc., Class A	8,370	92,154
NNN REIT, Inc.	4,785	199,822
Omega Healthcare Investors, Inc.	7,033	260,221
Outfront Media, Inc.	8,625	142,485
Paramount Group, Inc.	6,497	39,307
Park Hotels & Resorts, Inc.	22,295	230,976
Peakstone Realty Trust	2,162	26,787
Pebblebrook Hotel Trust	8,148	74,799
Phillips Edison & Co., Inc.	3,511	124,500
Piedmont Office Realty Trust, Inc., Class A	5,181	36,889
Prologis, Inc.	12,093	1,313,300
Public Storage	2,630	811,118
Realty Income Corp.	11,047	625,481
Regency Centers Corp.	4,798	346,176
Rexford Industrial Realty, Inc.	2,905	102,372
RLJ Lodging Trust	15,714	114,712
Ryman Hospitality Properties, Inc.	1,003	97,401
Sabra Health Care REIT, Inc.	10,596	185,218
SBA Communications Corp.	1,815	420,880
Seaport Entertainment Group, Inc. *	56	1,094
Service Properties Trust	58,394	135,474
Sila Realty Trust, Inc.	506	12,610
Simon Property Group, Inc.	7,470	1,218,133
SITE Centers Corp.	1,281	15,270
SL Green Realty Corp.	4,128	234,347
STAG Industrial, Inc.	4,202	149,507
Summit Hotel Properties, Inc.	1,722	7,542
Sun Communities, Inc.	3,417	421,794
Sunstone Hotel Investors, Inc.	11,105	99,501
Tanger, Inc.	3,049	90,860
Terreno Realty Corp.	1,075	60,651
UDR, Inc.	8,535	353,605
Uniti Group, Inc.	40,146	172,628
Urban Edge Properties	4,714	85,606
Ventas, Inc.	15,658	1,006,496
Veris Residential, Inc.	2,995	45,524
VICI Properties, Inc.	15,123	479,550
Vornado Realty Trust	11,046	416,103
Welltower, Inc.	9,763	1,506,236
WP Carey, Inc.	6,323	396,831
Xenia Hotels & Resorts, Inc.	7,634	93,364
		34,479,183
Total Common Stocks (Cost $59,554,005)		74,057,908
SECURITY	NUMBER OF SHARES	VALUE ($)
INVESTMENT COMPANIES 0.0% OF NET ASSETS

United States 0.0%
iShares Core U.S. REIT ETF	440	25,164
Total Investment Companies (Cost $24,352)		25,164

SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)(d)	1,120,362	1,120,362
Total Short-Term Investments (Cost $1,120,362)		1,120,362
Total Investments in Securities (Cost $60,698,719)		75,203,434

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 06/20/25	6	216,600	818
MSCI EAFE Index, expires 06/20/25	1	130,225	2,793
MSCI Emerging Markets Index, expires 06/20/25	2	114,930	3,476
			7,087

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,007,593.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$36,783,924	$—	$—	$36,783,924
Australia	—	2,519,112	—	2,519,112
Belgium	—	278,693	—	278,693
China	393,438	5,720,061	—	6,113,499
France	—	1,845,997	—	1,845,997
Germany	—	1,448,572	—	1,448,572
Guernsey	—	45,380	—	45,380
Hong Kong	—	8,211,180	0 *	8,211,180
Israel	—	397,161	—	397,161
Japan	—	8,708,792	—	8,708,792
Jersey	—	226,906	—	226,906
Luxembourg	—	279,547	—	279,547
Netherlands	193,679	97,572	—	291,251
Philippines	188,531	402,306	—	590,837
Singapore	—	1,074,443	—	1,074,443
South Africa	264,621	327,580	—	592,201
Spain	—	269,583	—	269,583
Sweden	92,134	477,849	—	569,983
Switzerland	—	698,648	—	698,648
Taiwan	—	89,234	—	89,234
Thailand	20,788	396,944	—	417,732
United Arab Emirates	—	1,004,809	—	1,004,809
United Kingdom	349,703	1,250,721	—	1,600,424
Investment Companies[1]	25,164	—	—	25,164
Short-Term Investments[1]	1,120,362	—	—	1,120,362
Futures Contracts[2]	7,087	—	—	7,087
Total	$39,439,431	$35,771,090	$0	$75,210,521

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of May 31, 2025, are disclosed in the fund’s Portfolio Holdings.
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